Qualitative and Quantitative Information on Financial Risks - Summary of Potential Effects on Profit Before Tax of Hypothetical Change in Exchange Rates (Detail) - Foreign Currency Risk [Member] - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables in functional currency	€ 294,963	€ 56,534
Impact on increase in profit before tax		928
Impact on decrease in profit before tax		(1,026)
Foreign Currency Hedging Instruments [Member]
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Impact on increase in profit before tax	14,047
Impact on decrease in profit before tax	(15,524)
Thom Browne Group [Member]
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables in functional currency	(135,726)	(169,055)
Impact on increase in profit before tax	(7,143)	(8,897)
Impact on decrease in profit before tax	6,463	8,050
USD
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables in functional currency	80,155	25,355
Impact on increase in profit before tax		1,207
Impact on decrease in profit before tax		(1,334)
USD | Foreign Currency Hedging Instruments [Member]
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Impact on increase in profit before tax	3,817
Impact on decrease in profit before tax	(4,219)
USD | Thom Browne Group [Member]
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables in functional currency	(135,726)	(169,055)
Impact on increase in profit before tax	(7,143)	(8,897)
Impact on decrease in profit before tax	6,463	8,050
JPY
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables in functional currency	10,360	6,749
Impact on increase in profit before tax		321
Impact on decrease in profit before tax		(355)
JPY | Foreign Currency Hedging Instruments [Member]
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Impact on increase in profit before tax	493
Impact on decrease in profit before tax	(545)
CNY
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables in functional currency	178,537	0
Impact on increase in profit before tax		0
Impact on decrease in profit before tax		0
CNY | Foreign Currency Hedging Instruments [Member]
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Impact on increase in profit before tax	8,502
Impact on decrease in profit before tax	(9,397)
HKD
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables in functional currency	16,097	3,153
Impact on increase in profit before tax		150
Impact on decrease in profit before tax		(166)
HKD | Foreign Currency Hedging Instruments [Member]
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Impact on increase in profit before tax	767
Impact on decrease in profit before tax	(847)
GBP
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables in functional currency	12,659	2,762
Impact on increase in profit before tax		132
Impact on decrease in profit before tax		(145)
GBP | Foreign Currency Hedging Instruments [Member]
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Impact on increase in profit before tax	603
Impact on decrease in profit before tax	(666)
SGD
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables in functional currency	1,947	0
Impact on increase in profit before tax		0
Impact on decrease in profit before tax		0
SGD | Foreign Currency Hedging Instruments [Member]
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Impact on increase in profit before tax	93
Impact on decrease in profit before tax	(102)
CHF
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables in functional currency	(4,792)	18,515
Impact on increase in profit before tax		(882)
Impact on decrease in profit before tax		974
CHF | Foreign Currency Hedging Instruments [Member]
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Impact on increase in profit before tax	(228)
Impact on decrease in profit before tax	252
Hedges of net investment in foreign operations [member]
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables in functional currency	137,433	220,492
Impact on increase in profit before tax	6,544	9,900
Impact on decrease in profit before tax	(7,233)	(10,942)
Hedges of net investment in foreign operations [member] | USD
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables in functional currency	81,725	119,214
Impact on increase in profit before tax	3,892	5,677
Impact on decrease in profit before tax	(4,301)	(6,274)
Hedges of net investment in foreign operations [member] | JPY
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables in functional currency	20,692	45,658
Impact on increase in profit before tax	985	2,174
Impact on decrease in profit before tax	(1,089)	(2,403)
Hedges of net investment in foreign operations [member] | CNY
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables in functional currency	11,464	20,318
Impact on increase in profit before tax	546	968
Impact on decrease in profit before tax	(603)	(1,069)
Hedges of net investment in foreign operations [member] | HKD
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables in functional currency	28,054	9,460
Impact on increase in profit before tax	1,336	450
Impact on decrease in profit before tax	(1,477)	(498)
Hedges of net investment in foreign operations [member] | GBP
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables in functional currency	(12,660)	16,464
Impact on increase in profit before tax	(603)	784
Impact on decrease in profit before tax	666	(867)
Hedges of net investment in foreign operations [member] | SGD
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables in functional currency	8,158	3,083
Impact on increase in profit before tax	388	147
Impact on decrease in profit before tax	(429)	(162)
Hedges of net investment in foreign operations [member] | CHF
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables in functional currency	0	6,295
Impact on increase in profit before tax	0	(300)
Impact on decrease in profit before tax	0	331
Trade Receivable and Trade Payable [Member]
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables in functional currency	149,990	192,416
Impact on increase in profit before tax	(7,142)	(9,163)
Impact on decrease in profit before tax	7,895	10,126
Trade Receivable and Trade Payable [Member] | USD
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables in functional currency	96,885	112,850
Impact on increase in profit before tax	(4,614)	(5,374)
Impact on decrease in profit before tax	5,099	5,939
Trade Receivable and Trade Payable [Member] | JPY
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables in functional currency	20,481	41,757
Impact on increase in profit before tax	(975)	(1,988)
Impact on decrease in profit before tax	1,078	2,198
Trade Receivable and Trade Payable [Member] | CNY
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables in functional currency	21,084	35,083
Impact on increase in profit before tax	(1,004)	(1,671)
Impact on decrease in profit before tax	1,110	1,846
Trade Receivable and Trade Payable [Member] | HKD
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables in functional currency	27,452	11,235
Impact on increase in profit before tax	(1,307)	(535)
Impact on decrease in profit before tax	1,445	591
Trade Receivable and Trade Payable [Member] | GBP
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables in functional currency	(5,974)	4,923
Impact on increase in profit before tax	284	(234)
Impact on decrease in profit before tax	(314)	259
Trade Receivable and Trade Payable [Member] | SGD
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables in functional currency	8,220	3,120
Impact on increase in profit before tax	(391)	(149)
Impact on decrease in profit before tax	433	164
Trade Receivable and Trade Payable [Member] | CHF
Disclosure Of Potential Effects On Profit Before Tax Of Hypothetical Change InExchange Rates [Line Items]
Trade receivables and trade payables in functional currency	(18,158)	(16,552)
Impact on increase in profit before tax	865	788
Impact on decrease in profit before tax	€ (956)	€ (871)